Climate change and energy transition - Investments included as additions to PP&E, intangibles and equity accounted investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Additions to PP&E, intangibles and equity accounted investments	$ 20,892	$ 16,695	$ 14,500
REN and LCS
Disclosure of operating segments [line items]
Additions to PP&E, intangibles and equity accounted investments	2,853	2,229
REN
Disclosure of operating segments [line items]
Additions to PP&E, intangibles and equity accounted investments	2,837	2,153
REN | Offshore
Disclosure of operating segments [line items]
Additions to PP&E, intangibles and equity accounted investments	2,479	1,983
REN | Onshore
Disclosure of operating segments [line items]
Additions to PP&E, intangibles and equity accounted investments	358	170
Low carbon solutions
Disclosure of operating segments [line items]
Additions to PP&E, intangibles and equity accounted investments	$ 16	$ 76